PROPERTY, PLANT AND EQUIPMENT, NET (Tables)	12 Months Ended
Dec. 31, 2025
PROPERTY, PLANT AND EQUIPMENT, NET.
Schedule of property, plant and equipment

Property, plant and equipment used in continuing operation and related accumulated depreciation are as follows (RMB in thousands):

	As of December 31,
	2024	2025
	RMB	RMB
Buildings	20,391,168	18,993,771
Machinery and equipment	35,143,702	31,907,826
Motor vehicles	200,709	189,046
Furniture, fixture and office equipment	811,491	860,360
	56,547,070	51,951,003
Less: Accumulated depreciation	(14,700,713)	(16,155,118)
Subtotal	41,846,357	35,795,885
Construction in progress	2,954,335	848,928
Property, plant and equipment, net	44,800,692	36,644,813